10Q REVENUES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 1,808,687	$ 1,834,094	$ 7,688,703	$ 7,333,675	$ 6,828,887
Point-of-Sale and Software Solutions
Disaggregation of Revenue [Line Items]
Revenues	348,141	379,184
Integrated and Embedded Solutions
Disaggregation of Revenue [Line Items]
Revenues	803,542	757,623
Core Payments Solutions
Disaggregation of Revenue [Line Items]
Revenues	657,004	697,287
Americas
Disaggregation of Revenue [Line Items]
Revenues	1,483,092	1,522,732
Europe
Disaggregation of Revenue [Line Items]
Revenues	261,135	251,051
Asia Pacific
Disaggregation of Revenue [Line Items]
Revenues	$ 64,460	$ 60,311